Shareholder Fees {- Fidelity Advisor Strategic Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-10 | Fidelity Advisor Strategic Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none